BNY Mellon Small/Mid Cap Fund
Fund Summary - BNY Mellon Small/Mid Cap Fund
Investment Objective
The fund seeks capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BNY Mellon Small/Mid Cap Fund	Class M Shares	Investor Shares
Investment advisory fees	0.75%	0.75%
Other expenses - Shareholder services fees	none	0.25%
Other expenses - Administration fees	0.12%	0.12%
Other expenses - Other expenses of the fund	0.05%	0.05%
Total annual fund operating expenses	0.92%	1.17%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example BNY Mellon Small/Mid Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class M Shares	94	293	509	1,131
Investor Shares	119	372	644	1,420

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 169.30% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap and mid cap companies. The fund currently considers small cap and mid cap companies to be those companies with total market capitalizations of between $200 million and $7 billion. The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management. The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500TM Index.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more developed economies.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically.

• Short-term trading risk. At times, the fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund's after-tax performance.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund’s Class M shares from year to year. The table compares the avearage annual total returns of the fund's Class M shares and Investor shares to those of the Russell 2500 Index, an unmanaged index designed to measure the performance of small cap to mid cap U.S. stocks.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. The fund changed its investment strategy on August 20, 2012. Prior to that date, the investment adviser selected securities for the fund using proprietary computer models, along with fundamental analysis, to identify and rank stocks within industries or sectors, based on several characteristics, including value, growth and financial profile. Different investment strategies may lead to different performance results. The fund's performance for periods prior to August 20, 2012 reflects the fund's investment strategy in effect prior to that date.

Year-by-Year Total Returns as of 12/31 each year (%) Class M

Best Quarter Q4, 2010: 18.37% Worst Quarter Q3, 2011: -24.85% The year-to-date total return of the fund's Class M shares as of September 30, 2013 was 23.10%.
Average Annual Total Returns as of 12/31/12
Average Annual Returns BNY Mellon Small/Mid Cap Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class M Shares	[1]	7.83%	9.63%	Sep. 30, 2009
Investor Shares	[1]	7.46%	9.31%	Sep. 30, 2009
After Taxes on Distributions Class M Shares	[1]	7.48%	9.28%
After Taxes on Distributions and Sale of Fund Shares Class M Shares	[1]	5.35%	8.17%
Russell 2500 Index reflects no deduction for fees, expenses or taxes		17.88%	13.98%	Sep. 30, 2009
[1]	The fund changed its investment strategy on August 20, 2012. The fund's performance for periods prior to August 20, 2012 reflects the investment strategy in effect prior to that date.